Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Balance as of January 1	¥ 5,787,068	$ 831,260	¥ 2,959,183
Acquisitions (note 3)	94,291,168	13,544,079	2,827,885
Balance as of December 31	¥ 100,078,236	$ 14,375,339	¥ 5,787,068